Other receivables, deposits and prepayments (Tables)	12 Months Ended
Mar. 31, 2025
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Schedule of other receivables deposits and prepayments
	2025	2024
	USD	USD

Other receivables	122,428	3,345
Deposits	144,718	197,575
Prepayments	27,869	33,953

	295,015	234,873

Cilo Cybin Holdings Limited [member]
IfrsStatementLineItems [Line Items]
Schedule of other receivables deposits and prepayments
Non-financial Instruments
VAT	716,104	-
Total other receivables	716,104	-